Schedule of Investments (unaudited)	BlackRock Short Maturity Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities

ACAS CLO Ltd., 5.68%, 10/18/28 (Call 04/18/27), (3 mo. LIBOR US + 0.890%)(a)(b)	USD	1,510	$1,487,425
AIG CLO Ltd., 5.93%, 04/20/32 (Call 04/20/31), (3 mo. LIBOR US + 1.120%)(a)(b)	USD	1,000	987,500
Ally Auto Receivables Trust, 2.67%, 04/15/25 (Call 07/15/25)	USD	15,413	15,282,005
American Express Credit Account Master Trust, Series 2018-9, Class A, 4.83%, 04/15/26, (1 mo. LIBOR US + 0.380%)(b)	USD	17,650	17,656,365
AmeriCredit Automobile Receivables Trust 2022-2, 4.20%, 12/18/25 (Call 05/18/26)	USD	7,217	7,167,119
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class A, 5.85%, 01/28/31 (Call 10/28/28), (3 mo. LIBOR US + 1.050%)(a)(b)	USD	4,402	4,366,476
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class AR2, 5.89%, 01/28/31 (Call 10/28/28), (3 mo. LIBOR US + 1.090%)(a)(b)	USD	13,840	13,701,892
Apidos CLO XII, 5.87%, 04/15/31 (Call 04/15/23), (3 mo. LIBOR US + 1.080%)(a)(b)	USD	500	495,500
Arbor Realty Commercial Real Estate Notes Ltd., 5.52%, 08/15/34 (Call 09/15/26), (1 mo. LIBOR US + 1.070%)(a)(b)	USD	11,000	10,652,542
ASSURANT CLO Ltd., Series 2018-2A, Class A, 5.85%, 04/20/31 (Call 04/20/23), (3 mo. LIBOR US + 1.040%)(a)(b)	USD	250	247,500
Atlas Senior Loan Fund III Ltd., Series 2013-1A, Class AR, 5.48%, 11/17/27 (Call 02/17/23), (3 mo. LIBOR US + 0.830%)(a)(b)	USD	4,976	4,938,632
Atrium XIII, Series 13A, Class A1, 6.00%, 11/21/30 (Call 10/23/28), (3 mo. LIBOR US + 1.180%)(a)(b)	USD	2,488	2,477,540
Autoflorence 2 SRL
2.70%, 12/24/44 (Call 10/24/26)(b)(c)	EUR	9,313	10,098,017
2.75%, 12/24/44 (Call 10/24/26)(b)(c)	EUR	810	845,279
Autonoria Spain FTA
2.85%, 01/25/40 (Call 04/25/28)(b)(c)	EUR	8,500	9,288,830
4.01%, 01/26/40 (Call 04/25/28)(b)(c)	EUR	500	539,118
Bain Capital Credit CLO Ltd., Series 2017-1A, Class A1R, 5.78%, 07/20/30 (Call 01/20/29), (3 mo. LIBOR US + 0.970%)(a)(b)	USD	2,904	2,879,238
Barings CLO Ltd., 5.88%, 04/20/31 (Call 01/20/29), (3 mo. LIBOR US + 1.070%)(a)(b)	USD	550	542,438
BDS 2021-FL9 Ltd., 5.54%, 11/16/38 (Call 09/16/25), (1 mo. LIBOR US + 1.070%)(a)(b)	USD	8,750	8,443,984
Benefit Street Partners CLO III Ltd., Series 2013-IIIA, Class A1R2, 5.81%, 07/20/29 (Call 04/20/27), (3 mo. LIBOR US + 1.000%)(a)(b)	USD	211	210,219
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, 5.91%, 01/20/31 (Call 01/20/29), (3 mo. LIBOR US + 1.100%)(a)(b)	USD	750	744,513
Benefit Street Partners Clo XII Ltd., 5.74%, 10/15/30 (Call 10/15/28), (3 mo. LIBOR US + 0.950%)(a)(b)	USD	1,658	1,637,792
BHG Securitization Trust, 3.75%, 06/18/35 (Call 11/17/28)(a)	USD	1,061	1,044,762
BMW Vehicle Owner Trust, 4.83%, 12/26/24 (Call 11/25/25), (30 day SOFR + 0.520%)(b)	USD	10,700	10,701,125
Capital One Prime Auto Receivables Trust, 2.71%, 06/16/25 (Call 03/15/26)	USD	13,063	12,902,587
Security		Par (000)	Value

Carlyle C17 CLO Ltd., Series C17A, Class A1AR, 5.83%, 04/30/31 (Call 10/30/28), (3 mo. LIBOR US + 1.030%)(a)(b)	USD	1,000	$988,682
Carlyle Global Market Strategies CLO Ltd., Series 2014-1A, Class A1R2, 5.76%, 04/17/31 (Call 07/17/28), (3 mo. LIBOR US + 0.970%)(a)(b)	USD	5,234	5,131,173
Carmax Auto Owner Trust, 3.81%, 09/15/25 (Call 12/15/25)	USD	8,567	8,501,307
Cbam Ltd., Series 2018-7A, Class A, 5.91%, 07/20/31 (Call 01/20/29), (3 mo. LIBOR US + 1.100%)(a)(b)	USD	750	739,405
Cedar Funding IX CLO Ltd., 5.79%, 04/20/31 (Call 01/20/29), (3 mo. LIBOR US + 0.980%)(a)(b)	USD	2,130	2,110,919
Chesapeake Funding II LLC, Series 2020-1A, Class A2, 5.10%, 08/15/32 (Call 06/15/23), (1 mo. LIBOR US + 0.650%)(a)(b)	USD	4,590	4,588,815
CIFC Funding Ltd.
Series 2014-2RA, Class A1, 5.87%, 04/24/30 (Call 10/24/28), (3 mo. LIBOR US + 1.050%)(a)(b)	USD	233	231,653
Series 2018-1A, Class A, 5.79%, 04/18/31 (Call 04/18/28), (3 mo. LIBOR US + 1.000%)(a)(b)	USD	13,000	12,888,593
Series 2018-2A, Class A1, 5.85%, 04/20/31 (Call 01/20/29), (3 mo. LIBOR US + 1.040%)(a)(b)	USD	1,250	1,240,186
Citibank Credit Card Issuance Trust, Series 2019-A5, Class A5, 5.13%, 04/22/26, (1 mo. LIBOR US + 0.620%)(b)	USD	40,505	40,622,464
College Ave Student Loans LLC, Series 2021-A, Class A1, 5.61%, 07/25/51 (Call 02/25/32), (1 mo. LIBOR US + 1.100%)(a)(b)	USD	207	201,223
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00%, 05/15/30 (Call 11/15/24)(a)	USD	4,130	3,969,084
Diameter Capital Clo 1 Ltd., 6.03%, 07/15/36 (Call 01/15/30), (3 mo. LIBOR US + 1.240%)(a)(b)	USD	2,170	2,138,968
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 0.56%, 12/11/34(a)	USD	7,324	7,109,062
Dowson PLC
4.35%, 01/20/29 (Call 05/20/25)(b)(c)	GBP	2,575	3,176,676
5.18%, 01/20/29 (Call 05/20/25)(b)(c)	GBP	646	793,385
6.13%, 08/20/29 (Call 05/20/25)(b)(c)	GBP	1,158	1,439,289
Series 2021-2, Class A, 4.11%, 10/20/28 (Call 11/20/24), (Sterning Ovenight Index Average + 0.680%)(b)(c)	GBP	3,091	3,811,181
Series 2021-2, Class B, 4.63%, 10/20/28 (Call 11/20/24), (Sterning Ovenight Index Average + 1.200%)(b)(c)	GBP	1,600	1,959,134
Dryden 36 Senior Loan Fund, 5.81%, 04/15/29 (Call 10/15/27), (3 mo. LIBOR US + 1.020%)(a)(b)	USD	1,566	1,561,084
Dryden 49 Senior Loan Fund, Series 2017-49A, Class AR, 5.74%, 07/18/30 (Call 07/18/28), (3 mo. LIBOR US + 0.950%)(a)(b)	USD	10,451	10,366,400
Dryden 77 CLO Ltd., Series 2020-77A, Class XR, 5.68%, 05/20/34 (Call 08/20/29), (3 mo. LIBOR US + 1.000%)(a)(b)	USD	219	217,566
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, 5.69%, 04/15/29 (Call 04/15/27), (3 mo. LIBOR US + 0.900%)(a)(b)	USD	14,315	14,201,760
Dryden XXVIII Senior Loan Fund, 5.81%, 08/15/30 (Call 08/15/28), (3 mo. LIBOR US + 1.200%)(a)(b)	USD	3,319	3,306,654
Dutch Property Finance, Series 2021-2, Class A, 3.17%, 04/28/59 (Call 04/28/26)(b)(c)	EUR	5,311	5,725,020
Dutch Property Finance BV, 2.33%, 10/28/59 (Call 01/28/27)(b)(c)	EUR	7,956	8,598,205

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Elevation CLO Ltd., Series 2014-2A, Class A1R, 6.12%, 10/15/29 (Call 01/15/27), (3 mo. LIBOR US + 1.230%)(a)(b)	USD	364	$361,718
Elvet Mortgages PLC, Series 2021-1, Class A, 3.80%, 10/22/63 (Call 10/22/26)(b)(c)	GBP	7,636	9,350,217
Enterprise Fleet Funding LLC, Series 2021-1, Class A2, 0.44%, 12/21/26 (Call 06/20/24)(a)	USD	6,069	5,894,991
Ford Credit Auto Owner Trust, 3.44%, 02/15/25 (Call 12/15/25)	USD	24,393	24,203,867
Galaxy XV CLO Ltd., Series 2013-15A, Class ARR, 5.76%, 10/15/30 (Call 07/15/28), (3 mo. LIBOR US + 0.970%)(a)(b)	USD	661	650,481
Galaxy XXVII CLO Ltd., 5.66%, 05/16/31 (Call 02/16/29)(a)(b)	USD	2,730	2,694,655
Generate CLO 2 Ltd., 5.97%, 01/22/31 (Call 01/22/29)(a)(b)	USD	1,605	1,588,310
Gilbert Park CLO Ltd., 5.98%, 10/15/30 (Call 01/15/28), (3 mo. LIBOR US + 1.190%)(a)(b)	USD	250	246,145
GM Financial Automobile Leasing Trust, 2.93%, 10/21/24 (Call 11/20/24)	USD	15,324	15,135,737
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR2, 5.91%, 10/29/29 (Call 04/29/23), (3 mo. LIBOR US + 1.110%)(a)(b)	USD	15,721	15,595,915
HGI CRE CLO Ltd., 5.46%, 09/17/36 (Call 11/19/24), (1 mo. LIBOR US + 1.000%)(a)(b)	USD	5,380	5,188,559
Highbridge Loan Management, Series 3A-2014, Class A1R, 5.97%, 07/18/29 (Call 07/18/28), (3 mo. LIBOR US + 1.180%)(a)(b)	USD	986	981,628
Honda Auto Receivables Owner Trust, 3.81%, 03/18/25 (Call 10/18/25)	USD	12,396	12,283,511
Hyundai Auto Lease Securitization Trust, 4.90%, 10/15/24 (Call 10/15/24), (30 day SOFR + 0.620%)(a)(b)	USD	19,962	19,963,271
Hyundai Auto Receivables Trust
3.64%, 05/15/25 (Call 05/15/26)	USD	10,808	10,720,940
5.06%, 11/17/25 (Call 11/15/26)(b)	USD	16,463	16,505,144
John Deere Owner Trust, 3.73%, 06/16/25 (Call 02/15/26)	USD	8,735	8,655,500
KKR CLO 21 Ltd., 5.79%, 04/15/31 (Call 01/15/29), (3 mo. LIBOR US + 1.000%)(a)(b)	USD	5,590	5,537,303
KREF Ltd., 5.94%, 02/17/39 (Call 01/17/26)(a)(b)	USD	5,360	5,222,835
LCM 29 Ltd., Series 29A, Class AR, 5.86%, 04/15/31 (Call 04/15/23), (3 mo. LIBOR US + 1.070%)(a)(b)	USD	2,600	2,551,590
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, 5.75%, 04/19/30 (Call 07/19/26), (3 mo. LIBOR US + 0.950%)(a)(b)	USD	3,387	3,365,501
Madison Park Funding XVII Ltd., Series 2015-17A, Class AR2, 5.82%, 07/21/30 (Call 04/21/23), (3 mo. LIBOR US + 1.000%)(a)(b)	USD	1,761	1,748,611
Madison Park Funding XXIII Ltd., Series 2017-23A, Class AR, 5.78%, 07/27/31 (Call 01/27/28), (3 mo. LIBOR US + 0.970%)(a)(b)	USD	13,200	13,109,831
Madison Park Funding XXVI Ltd., Series 2007-4A, Class AR, 6.00%, 07/29/30, (3 mo. LIBOR US + 1.200%)(a)(b)	USD	4,856	4,822,961
Madison Park Funding XXXVII Ltd., 5.86%, 07/15/33 (Call 01/15/29), (3 mo. LIBOR US + 1.070%)(a)(b)	USD	1,750	1,726,216
Mariner CLO LLC, Series 2016-3A, Class AR2, 5.81%, 07/23/29 (Call 04/23/23), (3 mo. LIBOR US + 0.990%)(a)(b)	USD	826	818,419
Security		Par (000)	Value

MF1 Multifamily Housing Mortgage Loan Trust, 5.57%, 07/16/36 (Call 06/16/25), (1 mo. LIBOR US + 1.100%)(a)(b)	USD	4,520	$4,392,997
Multifamily Housing Mortgage Loan Trust, 5.66%, 02/19/37 (Call 01/17/26)(a)(b)	USD	1,860	1,808,887
Navient Private Education Loan Trust
Series 2017-A, Class A2B, 5.36%, 12/16/58 (Call 10/15/28), (1 mo. LIBOR US + 0.900%)(a)(b)	USD	265	264,270
Series 2020-IA, Class A1B, 5.45%, 04/15/69 (Call 08/15/31), (1 mo. LIBOR US + 1.000%)(a)(b)	USD	5,807	5,708,109
Navient Private Education Refi Loan Trust
Series 2021-BA, Class A, 0.94%, 07/15/69 (Call 10/15/28)(a)	USD	5,720	4,997,371
Series 2021-DA, Class A, 5.51%, 04/15/60 (Call 05/15/32), (PRIME - 1.990%)(a)(b)	USD	6,926	6,441,973
Nelnet Student Loan Trust
5.18%, 04/20/62 (Call 09/20/31), (1 mo. LIBOR US + 0.690%)(a)(b)	USD	2,781	2,715,718
5.23%, 04/20/62 (Call 06/20/31), (1 mo. LIBOR US + 0.740%)(a)(b)	USD	5,262	5,147,456
Series 2021-A, Class A1, 5.29%, 04/20/62 (Call 02/20/29), (1 mo. LIBOR US + 0.800%)(a)(b)	USD	6,682	6,500,832
Series 2021-BA, Class AFL, 5.27%, 04/20/62 (Call 07/20/29), (1 mo. LIBOR US + 0.780%)(a)(b)	USD	11,605	11,386,882
Neuberger Berman CLO Ltd., Series 2013-14A, Class AR2, 5.83%, 01/28/30 (Call 04/28/23), (3 mo. LIBOR US + 0.990%)(a)(b)	USD	479	476,473
Neuberger Berman Loan Advisers CLO 33 Ltd., Series 2019 33A, Class AR, 5.87%, 10/16/33 (Call 10/16/28), (3 mo. LIBOR US + 1.080%)(a)(b)	USD	2,050	2,032,656
Niagara Park Clo Ltd., 5.79%, 07/17/32 (Call 10/17/28), (3 mo. LIBOR US + 1.000%)(a)(b)	USD	2,500	2,460,165
Nissan Auto Lease Trust, 3.45%, 08/15/24 (Call 02/15/25)	USD	12,908	12,799,879
NLY Commercial Mortgage Trust, Series 2019-FL2, Class A, 5.76%, 02/15/36 (Call 12/15/23), (1 mo. LIBOR US + 1.300%)(a)(b)	USD	56	55,971
OCP CLO Ltd., Series 2017-13A, 5.75%, 07/15/30 (Call 01/15/29), (3 mo. LIBOR US + 0.960%)(a)(b)	USD	3,820	3,774,200
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, 5.82%, 01/25/31 (Call 01/25/29), (3 mo. LIBOR US + 1.000%)(a)(b)	USD	3,000	2,975,589
OneMain Direct Auto Receivables Trust, 5.88%, 03/14/29 (Call 12/14/25)(a)(b)	USD	8,825	8,833,315
OneMain Financial Issuance Trust, 3.84%, 05/14/32 (Call 02/14/23)(a)	USD	1,960	1,947,937
Palmer Square CLO Ltd.
5.80%, 10/17/31 (Call 04/19/23), (3 mo. LIBOR US + 1.000%)(a)(b)	USD	1,800	1,781,967
Series 2015-2, 5.91%, 07/20/30 (Call 04/20/23), (3 mo. LIBOR US + 1.100%)(a)(b)	USD	3,465	3,444,384
Series 2021-3A, Class A1, 5.94%, 01/15/35 (Call 01/15/31)(a)(b)	USD	500	490,416
Palmer Square Loan Funding Ltd., 6.22%, 01/15/31 (Call 10/15/23)(a)(b)	USD	4,900	4,880,365
PCL Funding V PLC, 4.18%, 10/15/25 (Call 10/15/23)(b)(c)	GBP	3,000	3,694,288
PCL Funding VI PLC, 4.83%, 07/15/26 (Call 07/15/24)(b)(c)	GBP	6,611	8,165,854
PFS Financing Corp., 4.88%, 02/15/26, (1 mo. SOFR + 0.600%)(a)(b)	USD	22,642	22,595,471

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pikes Peak CLO 1, Series 2018-1A, Class A, 6.00%, 07/24/31 (Call 07/24/28), (3 mo. LIBOR US + 1.180%)(a)(b)	USD	1,500	$1,480,687
Prodigy Finance CM2021-1 DAC, Series 2021-1A, Class A, 5.76%, 07/25/51 (Call 02/25/27), (1 mo. LIBOR US + 1.250%)(a)(b)	USD	1,200	1,174,632
Red & Black Auto Germany 8 UG, Class B, 2.67%, 09/15/30 (Call 11/15/25)(b)(c)	EUR	400	429,726
Red & Black Auto Italy S.r.l., Class A, 2.78%, 12/28/31 (Call 09/28/25)(b)(c)	EUR	11,348	12,323,554
Romark WM-R Ltd., Series 2018-1A, Class A1, 5.84%, 04/20/31 (Call 01/20/29), (3 mo. LIBOR US + 1.030%)(a)(b)	USD	3,879	3,833,430
RR 3 Ltd., Series 2018-3A, Class A1R2, 5.88%, 01/15/30 (Call 10/15/28), (3 mo. LIBOR US + 1.090%)(a)(b)	USD	2,000	1,986,645
Santander Drive Auto Receivables Trust
2.76%, 03/17/25 (Call 03/15/25)	USD	8,067	8,037,546
4.05%, 07/15/25 (Call 02/15/26)	USD	5,866	5,850,153
Satus PLC
4.13%, 08/17/28 (Call 03/17/25), (Sterning Ovenight Index Average + 0.700%)(b)(c)	GBP	385	474,783
4.63%, 08/17/28 (Call 03/17/25), (Sterning Ovenight Index Average + 1.200%)(b)(c)	GBP	400	488,438
5.03%, 08/17/28 (Call 03/17/25), (Sterning Ovenight Index Average + 1.600%)(b)(c)	GBP	300	363,259
Shackleton Clo Ltd., Series 2017-11A, 5.70%, 08/15/30 (Call 11/15/28), (3 mo. LIBOR US + 1.090%)(a)(b)	USD	2,750	2,717,390
Shackleton CLO Ltd., Series 2015-7R, 5.94%, 07/15/31 (Call 01/15/29), (3 mo. LIBOR US + 1.150%)(a)(b)	USD	2,750	2,709,393
Signal Peak CLO 2 LLC, Series 2015-1A, Class AR2, 5.79%, 04/20/29 (Call 04/20/23), (3 mo. LIBOR US + 0.980%)(a)(b)	USD	1,145	1,131,932
Silver Creek CLO Ltd., 6.05%, 07/20/30 (Call 04/20/23), (3 mo. LIBOR US + 1.240%)(a)(b)	USD	5,500	5,440,229
Silverstone Master Issuer PLC, 3.72%, 01/21/70 (Call 04/21/23)(b)(c)	GBP	3,485	4,258,349
SLM Private Credit Student Loan Trust
Series 2004-A, Class A3, 5.17%, 06/15/33 (Call 03/15/23), (3 mo. LIBOR US + 0.400%)(b)	USD	2,887	2,806,357
Series 2004-B, Class A3, 5.10%, 03/15/24 (Call 12/15/23), (3 mo. LIBOR US + 0.330%)(b)	USD	1,454	1,450,359
Series 2005-A, Class A4, 5.08%, 12/15/38 (Call 09/15/26), (3 mo. LIBOR US + 0.310%)(b)	USD	6,541	6,255,012
Series 2005-B, Class A4, 5.10%, 06/15/39 (Call 09/15/26), (3 mo. LIBOR US + 0.330%)(b)	USD	4,622	4,400,909
Series 2006-A, Class A5, 5.06%, 06/15/39 (Call 09/15/28), (3 mo. LIBOR US + 0.290%)(b)	USD	10,449	9,846,791
Series 2006-B, Class A5, 5.04%, 12/15/39 (Call 12/15/27), (3 mo. LIBOR US + 0.270%)(b)	USD	7,465	6,998,715
SMB Private Education Loan Trust
5.45%, 06/15/37, (1 mo. LIBOR US + 1.000%)(a)(b)	USD	2,314	2,270,720
5.73%, 02/16/55, (30 day SOFR + 1.450%)(a)(b)	USD	10,909	10,800,422
6.08%, 10/15/58(a)(b)	USD	20,240	20,149,074
6.13%, 05/16/50, (1 mo. SOFR + 1.850%)(a)(b)	USD	5,007	5,009,976
Series 2017-A, Class A2B, 5.36%, 09/15/34, (1 mo. LIBOR US + 0.900%)(a)(b)	USD	8,767	8,704,376
Sound Point Clo XV Ltd., Series 2017-1A, Class ARR, 5.72%, 01/23/29 (Call 01/23/27), (3 mo. LIBOR US + 0.900%)(a)(b)	USD	1,603	1,590,341
Security		Par (000)	Value

Sound Point CLO XXVIII Ltd., Series 2020 3A, Class A1, 6.10%, 01/25/32 (Call 01/25/29), (3 mo. LIBOR US + 1.280%)(a)(b)	USD	1,250	$1,224,957
Southwick Park CLO LLC, 5.87%, 07/20/32 (Call 10/20/28), (3 mo. LIBOR US + 1.060%)(a)(b)	USD	8,760	8,654,880
Symphony CLO XVI Ltd., Series 2015-16A, Class AR, 5.94%, 10/15/31 (Call 07/15/28), (3 mo. LIBOR US + 1.150%)(a)(b)	USD	500	493,125
TAGUS - Sociedade de Titularizacao de
Creditos SA/Ulisses Finance No. 2, 2.69%, 09/23/38 (Call 02/23/28)(b)(c)	EUR	11,006	11,957,883
TCI-Symphony CLO Ltd.
5.72%, 07/15/30 (Call 10/15/28), (3 mo. LIBOR US + 0.930%)(a)(b)	USD	7,765	7,679,947
5.84%, 10/13/32 (Call 10/13/28), (3 mo. LIBOR US + 1.020%)(a)(b)	USD	5,235	5,164,328
TICP CLO IX Ltd., Series 2017-9A, Class A, 5.95%, 01/20/31 (Call 10/20/28), (3 mo. LIBOR US + 1.140%)(a)(b)	USD	500	497,321
Together Asset-Backed Securitisation PLC, 4.13%, 07/12/63 (Call 10/12/25)(b)(c)	GBP	2,123	2,582,821
Toyota Auto Receivables Owner Trust, 5.17%, 01/15/26 (Call 10/15/26)(b)	USD	12,000	12,021,584
Verizon Owner Trust, Series 2020-A, Class A1B, 4.76%, 07/22/24 (Call 05/20/23), (1 mo. LIBOR US + 0.270%)(b)	USD	1,003	1,002,489
Volkswagen Auto Lease Trust, 3.02%, 10/21/24 (Call 10/20/24)	USD	18,262	18,024,500
Voya CLO, Series 2017-2A, Class A1R, 5.77%, 06/07/30 (Call 10/15/28), (3 mo. LIBOR US + 0.980%)(a)(b)	USD	4,771	4,737,923
Voya CLO Ltd., 5.85%, 04/15/31 (Call 01/15/29), (3 mo. LIBOR US + 1.060%)(a)(b)	USD	1,250	1,239,214
Voya Ltd., Series 2012-4, 5.08%, 10/15/30 (Call 04/15/23), (3 mo. LIBOR US + 1.000%)(a)(b)	USD	12,629	12,530,952
Wellfleet CLO Ltd., Series 2016-1A, Class AR, 5.72%, 04/20/28 (Call 10/20/25), (3 mo. LIBOR US + 0.910%)(a)(b)	USD	630	623,185
Westlake Automobile Receivables Trust 3.36%, 08/15/25 (Call 02/15/26)(a)	USD	7,082	7,016,804
Series 2021-1A, Class A2A, 0.39%, 10/15/24 (Call 09/15/24)(a)	USD	520	519,499

Total Asset-Backed Securities — 20.4%
(Cost: $843,889,953)			832,608,177

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 6.1%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, 5.28%, 09/15/34 (Call 02/15/23), (1 mo. LIBOR US + 0.880%)(a)(b)	USD	12,100	11,856,720
AREIT Trust
5.56%, 01/16/37 (Call 01/15/25)(a)(b)	USD	1,850	1,777,462
Series 2019-CRE3, Class A, 5.87%, 09/14/36 (Call 08/14/23), (1 mo. LIBOR US + 1.020%)(a)(b)	USD	1,408	1,382,855
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class A, 5.31%, 09/15/34, (1 mo. LIBOR US + 0.850%)(a)(b)	USD	19,220	19,050,789
BBCMS-TALL Mortgage Trust, Series 2018-TALL, Class A, 5.18%, 03/15/37, (1 mo. LIBOR US + 0.722%)(a)(b)	USD	8,630	8,016,236

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Mortgage-Backed Securities (continued)
Brass No. 11 PLC, 3.99%, 11/16/70	GBP	5,719	$7,095,704
BX Commercial Mortgage Trust
5.15%, 10/15/38, (1 mo. LIBOR US + 0.690%)(a)(b)	USD	9,063	8,810,881
5.49%, 02/15/39(a)(b)	USD	9,962	9,757,309
Series 2019-XL, Class A, 5.51%, 10/15/36, (1 mo. LIBOR US + 0.920%)(a)(b)	USD	5,378	5,354,276
BX Trust
5.36%, 10/15/36, (1 mo. LIBOR US + 0.890%)(a)(b)	USD	8,520	8,246,113
Series 2019-CALM, Class A, 5.47%, 11/15/32, (1 mo. LIBOR US + 0.876%)(a)(b)	USD	1,290	1,277,183
Series 2021, Class A, 5.74%, 06/15/36, (1 mo. LIBOR US + 1.280%)(a)(b)	USD	2,070	1,979,089
CEDR Commercial Mortgage Trust, 5.47%, 02/15/39(a)(b)	USD	5,410	5,038,386
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A11, 5.29%, 07/25/49 (Call 06/25/29), (1 mo. LIBOR US + 0.900%)(a)(b)	USD	1,124	1,078,480
Cold Storage Trust, Series 2020-ICE5, Class A, 5.36%, 11/15/37, (1 mo. LIBOR US + 0.900%)(a)(b)	USD	1,843	1,815,398
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class A, 5.44%, 05/15/36, (1 mo. LIBOR US + 0.980%)(a)(b)	USD	6,033	6,006,501
DBGS Mortgage Trust, Series 2018-5BP, Class A, 5.25%, 06/15/33 (Call 02/15/23), (1 mo. LIBOR US + 0.645%)(a)(b)	USD	4,200	4,042,036
Economic Master Issuer PLC, 3.99%, 06/25/74	GBP	2,702	3,333,491
Extended Stay America Trust, Series 2021-ESH, Class A, 5.54%, 07/15/38, (1 mo. LIBOR US + 1.080%)(a)(b)	USD	6,082	5,994,579
Friary No. 7 PLC, 4.10%, 10/21/70 (Call 10/21/27)(b)	GBP	1,420	1,752,744
GCT Commercial Mortgage Trust, Series 2021-GCT, Class A, 5.26%, 02/15/38, (1 mo. LIBOR US + 0.800%)(a)(b)	USD	8,600	8,039,596
GS Mortgage Securities Corportation Trust, 5.41%, 10/15/36, (1 mo. LIBOR US + 0.950%)(a)(b)	USD	10,360	9,789,500
Hops Hill No. 1 PLC, 4.38%, 05/27/54 (Call 05/27/24)(b)(c)	GBP	2,891	3,554,661
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class A, 5.71%, 09/15/29, (1 mo. LIBOR US + 1.000%)(a)(b)	USD	1,645	1,592,850
JPMorgan Chase Commercial Mortgage Securities Trust, 5.68%, 03/15/39(a)(b)	USD	5,540	5,415,208
KNDL Mortgage Trust, Series 2019-KNSQ, Class A, 5.26%, 05/15/36, (1 mo. LIBOR US + 0.800%)(a)(b)	USD	8,533	8,473,894
Last Mile Securities PE DAC, 2.70%, 08/17/31, (3 mo. Euribor + 0.900%)(b)(c)	EUR	3,965	4,128,928
Med Trust, 5.41%, 11/15/38(a)(b)	USD	4,247	4,141,071
MF1 Multifamily Housing Mortgage Loan Trust, 5.55%, 12/15/34, (SOFR + 1.070%)(a)(b)	USD	1,230	1,178,733
MHC Commercial Mortgage Trust, 5.26%, 04/15/38, (1 mo. LIBOR US + 0.801%)(a)(b)	USD	5,925	5,819,367
Morgan Stanley Capital I Trust
Series 2018-BOP, Class A, 5.31%, 08/15/33, (1 mo. LIBOR US + 0.850%)(a)(b)	USD	4,330	4,120,498
Series 2018-SUN, Class A, 5.36%, 07/15/35 (Call 07/15/23), (1 mo. LIBOR US + 0.900%)(a)(b)	USD	19,045	18,734,864
MSCG Trust, 5.36%, 10/15/37, (1 mo. LIBOR US + 0.900%)(a)(b)	USD	4,844	4,791,953
MTN Commercial Mortgage Trust, 5.87%, 03/15/39(a)(b)	USD	8,930	8,704,766
Security	Par (000)		Value

Mortgage-Backed Securities (continued)
Ready Capital Mortgage Financing LLC, 5.96%, 01/25/37 (Call 02/25/24), (1 mo. SOFR + 1.650%)(a)(b)	USD	4,560	$4,461,730
RIAL Issuer Ltd., 6.73%, 01/19/37 (Call 06/17/24)(a)(b)	USD	2,000	1,970,020
Taurus UK DAC, 4.20%, 08/17/31 (Call 08/17/26), (SOFR + 0.950%)(b)(c)	GBP	6,820	8,052,808
TPGI Trust, Series 2021 DGWD, Class A, 5.16%, 06/15/26, (1 mo. LIBOR US + 0.700%)(a)(b)	USD	6,320	6,165,665
Vita Scientia DAC, 3.22%, 02/27/33(b)(c)	EUR	9,031	9,316,168
Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class A, 5.33%, 12/15/34, (1 mo. LIBOR US + 0.750%)(a)(b)	USD	17,280	16,100,991

Total Collaterized Mortgage Obligations — 6.1%
(Cost: $255,412,757)			248,219,503

Commercial Paper
Enel Finance America LLC
6.09%, 08/09/23		$10,000	9,688,558
6.17%, 09/06/23		15,000	14,459,633
General Motors Financial Co. Inc., 5.35%, 04/13/23		12,000	11,873,040
HSBC USA Inc., 5.25%, 08/23/23		10,000	9,711,113
National Australia Bank Ltd., 4.59%, 03/15/23		10,000	9,945,426

Total Commercial Paper — 1.4%
(Cost: $55,895,536)			55,677,770

Corporate Bonds & Notes

Aerospace & Defense — 0.4%
L3Harris Technologies Inc., 3.85%, 06/15/23 (Call 05/15/23)		14,493	14,429,080

Auto Manufacturers — 8.4%
American Honda Finance Corp.
0.55%, 07/12/24		10,559	9,940,261
0.88%, 07/07/23(d)		9,688	9,524,189
5.23%, 01/12/26		10,744	10,785,042
BMW U.S. Capital LLC
0.80%, 04/01/24(a)		11,292	10,784,318
4.51%, 08/12/24, (1 day SOFR + 0.380%)(a)(b)		20,811	20,665,383
5.15%, 04/01/25, (1 day SOFR + 0.840%)(a)(b)(d)		10,827	10,800,879
Daimler Finance North America LLC
0.75%, 03/01/24(a)(d)		21,485	20,531,903
1.75%, 03/10/23(a)(d)		17,650	17,594,531
Daimler Truck Finance North America LLC, 5.20%, 01/17/25		8,695	8,739,917
Daimler Trucks Finance North America LLC, 1.13%, 12/14/23(a)		15,000	14,499,073
General Motors Financial Co. Inc.
1.05%, 03/08/24		19,337	18,498,727
4.93%, 10/15/24, (1 day SOFR + 0.620%)(b)		14,493	14,251,920
Hyundai Capital America
0.80%, 04/03/23(a)		17,710	17,588,332
1.00%, 09/17/24(a)(d)		26,133	24,409,120
Nissan Motor Acceptance Co. LLC, 1.13%, 09/16/24(a)		10,169	9,426,776
Nissan Motor Acceptance Corp.
1.05%, 03/08/24(a)		12,086	11,458,096
3.88%, 09/21/23(a)(d)		3,844	3,794,662
5.37%, 03/08/24, (3 mo. LIBOR US + 0.640%)(a)(b)(d)		4,219	4,179,679

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
Stellantis NV, 5.25%, 04/15/23	$9,400	$9,379,602
Toyota Motor Credit Corp.
4.40%, 09/20/24(d)	7,125	7,091,000
4.87%, 01/10/25	19,337	19,351,155
4.96%, 12/29/23(b)	14,493	14,516,523
Volkswagen Group of America Finance LLC
0.88%, 11/22/23(a)(d)	22,000	21,229,644
4.25%, 11/13/23(a)	13,000	12,892,306
5.21%, 06/07/24(a)(b)(d)	19,465	19,447,035
		341,380,073
Banks — 20.6%
Banco Santander SA
0.70%, 06/30/24 (Call 06/30/23)(b)	21,200	20,758,616
3.85%, 04/12/23	9,291	9,260,818
5.93%, 04/12/23, (3 mo. LIBOR US + 1.120%)(b)	10,000	10,000,976
Bank of America Corp.
3.55%, 03/05/24 (Call 03/05/23), (3 mo. LIBOR US + 0.780%)(b)	29,025	28,979,962
3.86%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.940%)(b)	10,000	9,940,043
4.83%, 07/22/26 (Call 07/22/25)(b)	19,337	19,288,310
Bank of Montreal
5.33%, 06/07/25(b)(d)	18,830	18,871,013
Series H, 4.25%, 09/14/24(d)	4,000	3,961,925
Barclays PLC, 6.02%, 05/16/24 (Call 05/16/23),
(3 mo. LIBOR US + 1.380%)(b)	41,000	41,069,454
BPCE SA
4.88%, 01/14/25, (1 day SOFR + 0.570%)(a)(b)	3,110	3,071,405
5.98%, 09/12/23, (3 mo. LIBOR US + 1.240%)(a)(b)	15,000	15,022,440
Canadian Imperial Bank of Commerce, 0.45%, 06/22/23	25,540	25,110,879
Citigroup Inc.
1.68%, 05/15/24 (Call 05/15/23), (1 day SOFR + 1.667%)(b)	14,493	14,349,849
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(b)	10,000	9,783,970
5.57%, 05/24/25 (Call 05/24/24), (1 day SOFR + 1.372%)(b)	21,740	21,805,611
Deutsche Bank AG/New York NY 2.22%, 09/18/24 (Call 09/18/23), (1 day SOFR + 2.159%)(b)(d)	17,000	16,641,240
Series E, 4.59%, 11/08/23, (1 day SOFR + 0.500%)(b)	13,790	13,748,558
DNB Bank ASA, 5.14%, 03/28/25 (Call 03/28/24), (3 mo. LIBOR US + 0.390%)(a)(b)(d)	15,000	14,959,050
Federation des Caisses Desjardins du Quebec, 4.62%, 05/21/24, (1 day SOFR + 0.430%)(a)(b)(d)	20,000	19,918,600
Goldman Sachs Group Inc. (The)
0.52%, 03/08/23(d)	24,181	24,076,063
1.22%, 12/06/23 (Call 02/06/23)	27,924	27,062,672
6.33%, 11/29/23, (3 mo. LIBOR US + 1.600%)(b)(d)	12,060	12,186,601
HSBC Holdings PLC
0.73%, 08/17/24 (Call 08/17/23), (1 day SOFR + 0.534%)(b)(d)	13,500	13,138,263
3.60%, 05/25/23(d)	10,000	9,958,462
5.97%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.230%)(b)(d)	13,000	12,992,260
4.75%, 11/22/24 (Call 11/22/23), (1 day SOFR + 0.580%)(b)	6,570	6,465,621
Security	Par (000)	Value

Banks (continued)
Huntington National Bank (The), 5.35%, 05/16/25 (Call 05/16/24), (1 day SOFR + 1.190%)(b)(d)	$22,900	$22,823,216
JPMorgan Chase & Co.
0.70%, 03/16/24 (Call 03/16/23), (1 day SOFR + 0.580%)(b)	11,571	11,503,527
1.51%, 06/01/24 (Call 06/01/23), (1 day SOFR + 1.455%)(b)	32,498	32,109,226
3.56%, 04/23/24 (Call 04/23/23), (3 mo. LIBOR US + 0.730%)(b)	46,881	46,707,717
KeyBank NA/Cleveland OH, 0.43%, 06/14/24 (Call 06/14/23), (1 day SOFR + 0.320%)(b)	4,625	4,531,606
KeyCorp, 3.88%, 05/23/25 (Call 05/23/24)(b)	6,220	6,109,259
Mitsubishi UFJ Financial Group Inc., 5.96%, 07/18/25 (Call 07/18/24)(b)	19,100	19,187,841
Mizuho Financial Group Inc.
3.55%, 03/05/23(d)	20,000	19,976,336
5.39%, 05/25/24 (Call 05/25/23), (3 mo. LIBOR US + 0.630%)(b)	10,000	9,985,812
5.56%, 03/05/23, (3 mo. LIBOR US + 0.790%)(b)	3,000	3,001,711
Morgan Stanley
3.74%, 04/24/24 (Call 04/24/23), (3 mo. LIBOR US + 0.847%)(b)	19,337	19,268,822
3.75%, 02/25/23(d)	25,000	24,975,737
4.58%, 11/10/23 (Call 10/10/23), (1 day SOFR + 0.466%)(b)(d)	5,305	5,302,401
4.76%, 01/25/24 (Call 12/25/23), (1 day SOFR + 0.455%)(b)	63,916	63,853,298
National Bank of Canada, 4.57%, 08/06/24, (1 day SOFR + 0.490%)(b)(d)	8,695	8,666,828
Natwest Group PLC, 6.27%, 06/25/24 (Call 06/25/23), (3 mo. LIBOR US + 1.550%)(b)	3,000	3,008,080
NatWest Markets PLC, 3.48%, 03/22/25(a)	10,000	9,654,854
Nordea Bank Abp, 5.21%, 06/06/25(a)(b)(d)	19,885	19,867,187
Royal Bank of Canada, 5.66%, 10/25/24	9,838	10,002,896
Sumitomo Mitsui Financial Group Inc., 5.59%, 10/16/23, (3 mo. LIBOR US + 0.800%)(b)	2,830	2,835,915
Toronto-Dominion Bank (The), 4.29%, 09/13/24	19,667	19,505,966
U.S. Bank NA/Cincinnati OH, 3.40%, 07/24/23 (Call 06/23/23)(d)	20,000	19,856,654
UBS AG/London, 4.57%, 08/09/24, (1 day SOFR + 0.450%)(a)(b)	15,725	15,705,643
Wells Fargo & Co., 3.91%, 04/25/26 (Call 04/25/25), (1 day SOFR + 1.320%)(b)	18,730	18,298,646
		839,161,839
Beverages — 0.5%
Keurig Dr Pepper Inc., 0.75%, 03/15/24 (Call 03/03/23)	20,779	19,853,824

Biotechnology — 0.9%
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 02/13/23)	22,038	21,431,413
2.50%, 09/01/23 (Call 07/01/23)(d)	4,000	3,942,830
3.70%, 04/01/24 (Call 01/01/24)(d)	10,000	9,871,034
		35,245,277
Building Materials — 0.2%
Martin Marietta Materials Inc., 0.65%, 07/15/23 (Call 03/03/23)(d)	8,488	8,315,129

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals — 0.2%
International Flavors & Fragrances Inc., 3.20%, 05/01/23 (Call 02/01/23)(d)	$8,688	$8,647,037

Computers — 0.2%
Dell International LLC/EMC Corp., 5.45%, 06/15/23 (Call 04/15/23)	6,443	6,450,820

Diversified Financial Services — 5.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.15%, 10/29/23(d)	35,000	33,967,496
Air Lease Corp.
0.80%, 08/18/24 (Call 07/18/24)	3,208	2,988,903
3.88%, 07/03/23 (Call 06/03/23)(d)	5,358	5,328,436
American Express Co.
3.38%, 05/03/24	14,727	14,473,526
3.40%, 02/22/24 (Call 01/22/24)(d)	33,841	33,308,625
4.29%, 11/03/23, (1 day SOFR + 0.230%)(b)	6,765	6,755,899
5.18%, 03/04/25 (Call 02/01/25), (1 day SOFR + 0.930%)(b)	8,930	8,957,753
Aviation Capital Group LLC, 3.88%, 05/01/23 (Call 04/01/23)(a)	18,685	18,572,676
Capital One Financial Corp.
2.60%, 05/11/23 (Call 04/11/23)(d)	12,121	12,049,182
4.96%, 12/06/24 (Call 12/06/23), (1 day SOFR + 0.690%)(b)	8,688	8,601,424
5.46%, 05/09/25 (Call 05/09/24), (1 day SOFR + 1.350%)(b)(d)	21,115	20,989,122
Charles Schwab Corp. (The), 4.82%, 03/18/24 (Call 02/18/24), (1 day SOFR + 0.500%)(b)(d)	32,170	32,177,876
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)	3,133	3,073,858
4.38%, 03/19/24 (Call 02/19/24)(d)	6,055	5,988,678
		207,233,454
Electric — 2.6%
Dominion Energy Inc., Series D, 5.30%, 09/15/23 (Call 02/21/23), (3 mo. LIBOR US + 0.530%)(b)	9,793	9,805,036
Duke Energy Corp., 4.54%, 06/10/23, (1 day SOFR + 0.250%)(b)(d)	12,947	12,933,305
NextEra Energy Capital Holdings Inc.
0.65%, 03/01/23	22,910	22,840,230
4.20%, 06/20/24	6,105	6,051,266
4.46%, 11/03/23 (Call 03/03/23), (1 day SOFR + 0.400%)(b)(d)	23,715	23,681,799
4.78%, 03/01/23, (1 day SOFR + 0.540%)(b)(d)	5,580	5,580,158
Southern California Edison Co., 0.70%, 04/03/23(d)	24,393	24,245,078
		105,136,872
Food — 0.9%
General Mills Inc.
3.65%, 02/15/24 (Call 11/15/23)(d)	23,385	23,071,531
5.84%, 10/17/23, (3 mo. LIBOR US + 1.010%)(b)(d)	2,579	2,589,800
JM Smucker Co. (The), 3.50%, 03/15/25(d)	10,149	9,874,049
		35,535,380
Gas — 0.2%
Atmos Energy Corp., 0.63%, 03/09/23 (Call 02/16/23)(d)	7,875	7,842,451

Health Care - Products — 1.8%
Baxter International Inc., 4.65%, 11/29/24(b)	5,510	5,421,783
GE Healthcare Holding LLC, 5.55%, 11/15/24(a)(d)	18,705	18,864,847
Security	Par (000)	Value

Health Care - Products (continued)
Thermo Fisher Scientific Inc.
0.80%, 10/18/23 (Call 03/03/23)(d)	$29,181	$28,353,272
1.22%, 10/18/24 (Call 03/03/23)	8,830	8,339,463
4.84%, 10/18/24 (Call 03/03/23), (1 day SOFR + 0.530%)(b)(d)	11,629	11,599,216
		72,578,581
Health Care - Services — 1.3%
Humana Inc., 0.65%, 08/03/23 (Call 02/08/23)	54,060	52,862,858

Home Builders — 0.3%
Lennar Corp., 4.50%, 04/30/24 (Call 01/30/24)	11,500	11,424,419

Household Products & Wares — 0.2%
Avery Dennison Corp., 0.85%, 08/15/24 (Call 03/03/23)(d)	10,440	9,815,685

Insurance — 0.7%
MassMutual Global Funding II, 5.18%, 03/21/25, (1 day SOFR + 0.270%)(a)(b)	3,996	4,016,799
Metropolitan Life Global Funding I, 5.22%, 03/21/25, (1 day SOFR + 0.910%)(a)(b)(d)	8,745	8,783,912
New York Life Global Funding
2.90%, 01/17/24(a)	5,000	4,907,511
3.15%, 06/06/24(a)(d)	12,605	12,341,160
		30,049,382
Machinery — 0.9%
Caterpillar Financial Services Corp.
4.55%, 11/13/23, (1 day SOFR + 0.450%)(b)(d)	24,181	24,196,247
5.12%, 05/15/23, (3 mo. LIBOR US + 0.510%)(b)(d)	8,708	8,714,046
Rockwell Automation Inc., 0.35%, 08/15/23 (Call 02/13/23)(d)	3,870	3,778,264
		36,688,557
Manufacturing — 0.7%
Carlisle Companies Inc., 0.55%, 09/01/23 (Call 03/03/23)(d)	8,117	7,906,194
Parker-Hannifin Corp., 3.65%, 06/15/24	21,659	21,294,591
		29,200,785
Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%, 02/01/24 (Call 01/01/24)	9,688	9,594,583
6.46%, 02/01/24 (Call 01/01/24), (3 mo. LIBOR US + 1.650%)(b)	17,055	17,181,467
Sky Ltd., 3.75%, 09/16/24(a)(d)	7,910	7,774,899
		34,550,949
Oil & Gas — 0.4%
Phillips 66, 0.90%, 02/15/24 (Call 03/03/23)(d)	17,906	17,163,479

Pharmaceuticals — 2.8%
Bayer U.S. Finance II LLC
3.88%, 12/15/23 (Call 11/15/23)(a)	25,000	24,683,000
5.78%, 12/15/23 (Call 11/15/23), (3 mo. LIBOR US + 1.010%)(a)(b)	32,500	32,578,005
Cigna Corp.
0.61%, 03/15/24 (Call 03/03/23)(d)	8,217	7,833,225
3.00%, 07/15/23 (Call 05/16/23)(d)	9,688	9,601,827
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23 (Call 07/23/23)	31,923	31,445,796

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	$6,662	$6,635,683
		112,777,536
Pipelines — 2.6%
Enbridge Inc.
0.55%, 10/04/23(d)	2,688	2,607,951
2.15%, 02/16/24	6,625	6,428,496
4.00%, 10/01/23 (Call 07/01/23)(d)	5,805	5,764,100
4.56%, 02/17/23, (1 day SOFR + 0.400%)(b)	3,130	3,129,862
Energy Transfer LP
3.60%, 02/01/23	6,400	6,400,000
4.25%, 03/15/23 (Call 02/16/23)	6,355	6,350,043
5.88%, 01/15/24 (Call 10/15/23)(d)	9,688	9,730,445
Energy Transfer LP/Regency Energy Finance Corp.,
4.50%, 11/01/23 (Call 08/01/23)(d)	18,676	18,580,349
Kinder Morgan Energy Partners LP
3.50%, 09/01/23 (Call 06/01/23)(d)	19,428	19,296,214
4.30%, 05/01/24 (Call 02/01/24)(d)	4,664	4,629,820
MPLX LP, 4.50%, 07/15/23 (Call 04/15/23)(d)	24,181	24,157,292
		107,074,572
Real Estate Investment Trusts — 0.5%
American Tower Corp.
3.38%, 05/15/24 (Call 04/15/24)(d)	14,493	14,180,211
5.00%, 02/15/24(d)	4,844	4,841,598
		19,021,809
Retail — 1.8%
7-Eleven Inc.
0.63%, 02/10/23(a)(d)	40,909	40,866,046
0.80%, 02/10/24 (Call 02/10/23)(a)	28,625	27,368,288
Starbucks Corp., 4.55%, 02/14/24 (Call 02/14/23), (1 day SOFR + 0.420%)(b)(d)	4,130	4,119,921
		72,354,255
Semiconductors — 0.6%
Analog Devices Inc., 4.56%, 10/01/24, (1 day SOFR + 0.250%)(b)(d)	5,025	4,963,570
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/24 (Call 11/15/23)	16,415	16,183,078
Broadcom Inc., 3.63%, 10/15/24 (Call 09/15/24)	4,844	4,746,045
		25,892,693
Software — 3.5%
Fidelity National Information Services Inc., 0.38%, 03/01/23	30,856	30,757,466
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)	10,109	9,795,451
3.80%, 10/01/23 (Call 09/01/23)	15,032	14,910,621
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)(d)	22,220	21,865,026
2.63%, 02/15/23(d)	20,753	20,733,977
3.40%, 07/08/24 (Call 04/08/24)(d)	9,688	9,493,330
VMware Inc., 0.60%, 08/15/23	36,091	35,271,218
		142,827,089
Telecommunications — 1.9%
AT&T Inc.
4.95%, 03/25/24 (Call 03/03/23), (1 day SOFR + 0.640%)(b)	21,259	21,260,042
5.92%, 06/12/24, (3 mo. LIBOR US + 1.180%)(b)	13,882	14,029,344
Rogers Communications Inc., 2.95%, 03/15/25 (Call 03/15/23)(a)	23,338	22,410,380
Security	Par/ Shares (000)	Value

Telecommunications (continued)
Verizon Communications Inc.
4.81%, 03/22/24, (1 day SOFR + 0.500%)(b)	$11,364	$11,339,503
5.71%, 05/15/25 (Call 03/15/25), (3 mo. LIBOR US + 1.100%)(b)(d)	9,688	9,818,321
		78,857,590
Transportation — 0.7%
Canadian Pacific Railway Co., 1.35%, 12/02/24 (Call 03/03/23)	7,727	7,261,317
Ryder System Inc.
3.65%, 03/18/24 (Call 02/18/24)(d)	16,965	16,667,192
3.88%, 12/01/23 (Call 11/01/23)(d)	4,844	4,800,128
		28,728,637
Trucking & Leasing — 0.7%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 03/14/23 (Call 02/14/23)(a)(d)	9,688	9,664,112
3.90%, 02/01/24 (Call 01/01/24)(a)	5,805	5,709,043
4.13%, 08/01/23 (Call 07/01/23)(a)(d)	14,493	14,415,103
		29,788,258

Total Corporate Bonds & Notes — 62.4%
(Cost: $2,568,350,293)		2,540,888,370

Repurchase Agreements(b)(e)

Goldman Sachs & Co, 4.30%, 02/01/23 (Purchased on 01/31/23 to be repurchased at $100,011,944, collateralized by non-agency mortgage-backed security, 2.50% to 6.00%,due 06/01/32 to 01/20/53, par and fair value of $298,396,488 and $102,000,000, respectively)	100,000	100,000,000

Total Repurchase Agreements — 2.5%
(Cost: $100,000,000)		100,000,000

U.S. Government Obligations

U.S. Government Obligations — 5.0%
U.S. Treasury Note/Bond, 0.75%, 12/31/23	210,000	202,502,345

Total U.S. Government Obligations — 5.0%
(Cost: $202,624,442)		202,502,345

Money Market Funds

BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(f)(g)(h)	88,969	89,022,786
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(f)(g)	68,840	68,840,000

Total Money Market Funds — 3.9%
(Cost: $157,811,499)		157,862,786

Total Investments — 101.7%
(Cost: $4,183,984,480)		4,137,758,951

Liabilities in Excess of Other Assets — (1.7)%		(67,580,957)

Net Assets — 100.0%		$4,070,177,994

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Bond ETF
January 31, 2023

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(d)	All or a portion of this security is on loan.

(e)	Maturity date represents next reset date.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$77,892,775	$11,075,141	(a)	$—		$(133)	$55,003	$89,022,786	88,969	$72,747	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	190,200,000	—		(121,360,000	)(a)	—	—	68,840,000	68,840	1,778,827		187
						$(133)	$55,003	$157,862,786		$1,851,574		$187

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,269,879	USD	1,350,575	Citibank N.A.	03/15/23	$33,606
GBP	729,317	USD	879,989	Deutsche Bank Securities Inc.	03/15/23	19,966
USD	3,498,580	EUR	3,197,000	Citibank N.A.	03/15/23	13,818
USD	3,534,790	EUR	3,230,000	State Street Bank and Trust Co.	03/15/23	14,058
USD	2,820,610	GBP	2,280,000	State Street Bank and Trust Co.	03/15/23	7,160
						88,608
GBP	2,558,000	USD	3,173,682	HSBC Bank PLC	03/15/23	(17,188)
USD	66,954,354	EUR	62,684,000	Deutsche Bank Securities Inc.	03/15/23	(1,371,828)
USD	56,445,407	GBP	46,310,000	Deutsche Bank Securities Inc.	03/15/23	(699,715)
USD	7,123,639	GBP	5,863,000	State Street Bank and Trust Co.	03/15/23	(111,123)
						(2,199,854)
						$(2,111,246)

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Bond ETF
January 31, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$832,608,177	$—	$832,608,177
Collaterized Mortgage Obligations	—	248,219,503	—	248,219,503
Commercial Paper	—	55,677,770	—	55,677,770
Corporate Bonds & Notes	—	2,540,888,370	—	2,540,888,370
Repurchase Agreements	—	100,000,000	—	100,000,000
U.S. Government & Agency Obligations	—	202,502,345	—	202,502,345
Short-Term Securities
Money Market Funds	157,862,786	—	—	157,862,786
	$157,862,786	$3,979,896,165	$—	$4,137,758,951
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$88,608	$—	$88,608
Liabilities
Foreign Currency Exchange Contracts	—	(2,199,854)	—	(2,199,854)
	$—	$(2,111,246)	$—	(2,111,246)

(a)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

CLO	Collateralized Loan Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

Currency Abbreviations

EUR	Euro
GBP	British Pound
USD	United States Dollar